CONTRIBUTED EQUITY (Tables)	12 Months Ended
Jun. 30, 2025
Disclosure of classes of share capital [abstract]
Schedule of Issued Capital

	Notes	2025	2024
		US$	US$
Issued capital
319,927,854 (2024: 257,244,759) fully paid ordinary shares	14(a)	197,985,920	112,959,638

Schedule of Movements in Issued Capital

	Number of Ordinary Shares	Number of Class A Performance Shares	Number of Class B Performance Shares	US$
Opening balance at July 1, 2022	140,288,491	19,800,000	19,800,000	29,782,268
Issue of shares – share placements	50,000,000	-	-	29,637,300
Issue of shares – exercise of options	2,102,363	-	-	477,156
Issue of shares – conversion of RSUs	200,001	-	-	167,487
Issue of shares – conversion of performance rights	215,495	-	-	216,007
Issue of shares to consultants	687,623	-	-	350,000
Share issue costs	-	-	-	(1,865,970)
Closing balance at June 30, 2023	193,493,973	19,800,000	19,800,000	58,764,248
Issue of shares – share placements	43,476,381	-	-	45,740,157
Issue of shares – exercise of options	11,231,823	-	-	4,335,005
Issue of shares – conversion of RSUs	341,461	-	-	225,734
Issue of shares – conversion of rights	5,140,420	-	-	2,757,730
Issue of shares to consultants	554,538	-	-	470,000
Issue of shares to Blacksand in lieu of cash	3,006,163	-	-	2,000,000
Share issue costs	-	-	-	(1,333,236)
Closing balance at June 30, 2024	257,244,759	19,800,000	19,800,000	112,959,638
Issue of shares – share placements	34,951,630	-	-	70,919,564
Issue of shares – exercise of options	1,525,000	-	-	205,525
Issue of shares – conversion of RSUs	1,639,496	-	-	2,094,041
Issue of shares – conversion of rights	24,273,335	-	-	13,724,952
Issue of shares to consultants	151,760	-	-	470,262
Issue of shares to Director in lieu of cash bonus	141,844	-	-	250,000
Conversion of performance shares	30	(19,800,000)	-	-
Share issue costs	-	-	-	(2,638,062)
Closing balance at June 30, 2025	319,927,854	-	19,800,000	197,985,920